Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Valuation of Financial Instruments that are Marked-To-Market on Recurring Basis
The following table summarizes the valuation of our financial instruments that are marked-to-market on a recurring basis.

	Fair Value Measurements on a Recurring Basis
	December 31, 2013				December 31, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets

Asset-backed securities	$—	$—	$—	$—	$—	$—	$532,155	$532,155
Mortgage-backed securities	—	102,105	—	102,105	—	62,592	—	62,592
Derivative instruments	—	612	—	612	—	31,278	—	31,278
Total	$—	$102,717	$—	$102,717	$—	$93,870	$532,155	$626,025

Change in Balance Sheet Carrying Value Associated with Level 3 Financial Instruments Carried at Fair Value on Recurring Basis
The following table summarizes the change in balance sheet carrying value associated with level 3 financial instruments carried at fair value on a recurring basis.

	Asset-Backed Securities
	Years Ended December 31,
	2013	2012	2011
Balance, beginning of period	$532,155	$498,657	$556,963
Total gains/(losses) (realized and unrealized):
Included in earnings	(21,490)	23,149	(69,595)
Included in other comprehensive income	63,813	—	—
Included in earnings - accretion of discount	7,596	10,349	11,289
Proceeds from sale	(582,074)	—	—
Transfers in and/or out of level 3	—	—	—
Balance, end of period	$—	$532,155	$498,657
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	$—	$23,149	$(69,595)

Fair Values of Financial Assets and Liabilities, Including Derivative Financial Instruments
The following table summarizes the fair values of our financial assets and liabilities, including derivative financial instruments.

	December 31, 2013			December 31, 2012
	Fair Value	Carrying Value	Difference	Fair Value	Carrying Value	Difference
Earning assets
Loans held for investment, net	$8,541,919	$7,931,377	$610,542	$7,369,727	$6,487,454	$882,273
Cash and cash equivalents	2,182,865	2,182,865	—	1,599,082	1,599,082	—
Available for sale investments	102,105	102,105	—	594,747	594,747	—
Accrued interest receivable	356,283	356,283	—	234,797	234,797	—
Derivative instruments	612	612	—	31,278	31,278	—
Total earning assets	$11,183,784	$10,573,242	$610,542	$9,829,631	$8,947,358	$882,273
Interest-bearing liabilities
Money-market, savings and NOW accounts	$4,029,881	$4,029,881	$—	$3,030,729	$3,030,729	$—
Certificates of deposit	4,984,114	4,971,669	(12,445)	4,485,208	4,466,604	(18,604)
Accrued interest payable	13,119	13,119	—	12,880	12,880	—
Total interest-bearing liabilities	$9,027,114	$9,014,669	(12,445)	$7,528,817	$7,510,213	$(18,604)

Excess of net asset fair value over carrying value			$598,097			$863,669